Consolidated Statements of Operations - USD ($)	3 Months Ended		6 Months Ended		12 Months Ended
	Jun. 30, 2024	Jun. 30, 2023	Jun. 30, 2024	Jun. 30, 2023	Dec. 31, 2023	Dec. 31, 2022
REVENUE
TOTAL REVENUE			$ 328		$ 308	$ 26,197
COST OF REVENUE
GROSS PROFIT			328		308	26,197
OPERATING EXPENSES
General & Administrative	822,900	222,429	1,136,735	461,507	819,001	888,106
Total Operating Expenses	822,900	222,429	1,136,735	461,507	819,001	888,106
LOSS FROM OPERATIONS	(822,900)	(222,429)	(1,136,407)	(461,507)	(818,693)	(861,910)
OTHER INCOME (EXPENSE)
Miscellaneous Income (Expense)				7,000
Interest and Other Income					7,000	50,475
Interest Expense						(200)
Total Other Income (Expense)				7,000	7,000	50,275
LOSS BEFORE INCOME TAXES	(822,900)	(222,429)	(1,136,407)	(454,507)	(811,693)	(811,635)
BENEFIT (PROVISION) FOR INCOME TAXES
NET LOSS	$ (822,900)	$ (222,429)	$ (1,136,407)	$ (454,507)	$ (811,693)	$ (811,635)
BASIC LOSS PER SHARE	$ (0.00)	$ (0.00)	$ (0.00)	$ (0.00)	$ (0.00)	$ (0.00)
DILUTED LOSS PER SHARE	$ (0.00)	$ (0.00)	$ (0.00)	$ (0.00)	$ (0.00)	$ (0.00)
WEIGHTED AVERAGE SHARES BASIC	654,139,257	466,691,254	570,636,498	479,865,311	479,080,612	284,808,907
WEIGHTED AVERAGE SHARES DILUTED	654,139,257	466,691,254	570,636,498	479,865,311	479,080,612	284,808,907
Equipment Sales [Member]
REVENUE
TOTAL REVENUE
Service Revenue [Member]
REVENUE
TOTAL REVENUE			328
Other Revenue [Member]
REVENUE
TOTAL REVENUE